                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Cardinal Capital Management, LLC
Address: One Fawcett Place
         Greenwich, CT 06830


Form 13F File Number: 28-4549

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Amy K. Minella
Title:   Managing Director
Phone:   (203) 863-8981

Signature, Place, and Date of Signing:

    /s/ Amy K. Minella           Greenwich, CT    May 15, 2000
    __________________           _______________  _______________
    [Signature]                  [City, State]    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]





































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:     0

Form 13F Information Table Entry Total:     62

Form 13F Information Table Value Total:     $236,219
                                            [thousands]


List of Other Included Managers:            NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         28-

         [Repeat as necessary.]
























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
                                                   Form 13F INFORMATION TABLE
                                               Cardinal Capital Management, L.L.C.
                                                         March 31, 2000
          ITEM 1             ITEM 2      ITEM 3    ITEM 4         ITEM 5             ITEM 6      ITEM7          ITEM 8
          ------             ------      ------    ------         ------             ------      -----          ------
                                                                SHARES
                                                                  OR                                         VOTING AUTHORITY
                          TITLE       CUSIP        VALUE       PRINCIPAL           INVESTMENT    Other
       NAME OF ISSUER   OF CLASS     NUMBER      (x$1000)       AMOUNT             DISCRETION    Mgrs.    SOLE   SHARED     NONE
       ---------------  ---------    -------     --------       -------            ----------    -----    ----    -----     -----


Adrian Steel           Common Stock  007338106      3317           8293              Sole                          4847      3446
Antec Corp             Common Stock  03664P105      1837          41000              Sole                         23500     17500
Arizona Land Income    Common Stock  040515108      1464         334655              Sole                        239205     95450
Avalon Holdings        Common Stock  05343P109       997         210000              Sole                         22900    187100
Barr Laboratories      Common Stock  068306109      4481         106700              Sole                         45600     61100
Benjamin Moore & Co.   Common Stock  615649100      6494         222984              Sole                         99597    123387
Burns Int'l            Common Stock  122374101      3997         380700              Sole                        130800    249900
Canandaigua Brands     Common Stock  137219200      8583         168300              Sole                         72150     96150
Casella Waste Systems  Common Stock  147448104      2697         359591              Sole                        185977    173614
Columbian Rope Co.     Common Stock  198684102       913           8229              Sole                          1289      6940
Crowley Maritime       Common Stock  228090106      3897           2941              Sole                          1219      1722
Crown City Plating Co  Common Stock  228237103       426          35500              Sole                                   35500
Dura Pharmaceuticals   Common Stock  26632S109      6670         541700              Sole                        208400    333300
El Paso Electric       Common Stock  283677854     12625        1216850              Sole                        558350    658500
Encompass Services     Common Stock  29255U104      1214         211051              Sole                         70777    140274
First City Liq
  Trust Cert           Common Stock  33762E108      9468         556952              Sole                        247347    309605
Furniture Brands Intl  Common Stock  360921100      6029         320500              Sole                        136500    184000
GP Strategies          Common Stock  36225V104      4922        1193300              Sole                        625100    568200
Galileo Int'l Inc.     Common Stock  363547100      8896         369700              Sole                        155100    214600
Gantos                 Common Stock  36473U204         0          64251              Sole                         64251
Golden State-Litig WT  Common Stock  381197136       352         352100              Sole                        123600    228500
Harvard Industries     Common Stock  417434503        88          17165              Sole                         17165
Herbalife Decs Trust 3 Common Stock  243665205      7950         611565              Sole                        274600    336965
Hollinger Int'l        Common Stock  435569108     10187         947600              Sole                        410200    537400
ITI Technologies       Common Stock  450564109      3970         133450              Sole                         54150     79300
Ikon Office Solutions  Common Stock  451713101      4825         779800              Sole                        393400    386400
Int'l Home Foods       Common Stock  459655106     11046         690400              Sole                        300700    389700
Jack in the Box        Common Stock  466367109      5590         262300              Sole                         97100    165200
Lab Corp of America    Common Stock  50540R409      5230        1230500              Sole                        683300    547200
M&F Worldwide Corp.    Common Stock  552541104      3742         855300              Sole                        481400    373900
Mail-Well Inc.         Common Stock  560321200      1394         160500              Sole                         78500     82000
Meritor Savings Bank   Common Stock  590007100      2949        1965800              Sole                        434200   1531600
Metals Management      Common Stock  591097100        22          10000              Sole                         10000
Musicland              Common Stock  62758B109      3525         552900              Sole                        258200    294700
Nautica                Common Stock  639089101      6408         545350              Sole                        224350    321000


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

Network Peripherals    Common Stock  64121R100       807          22740              Sole                         13100      9640
Newbridge Networks     Common Stock  650901101       243           7500              Sole                          7500
Ogden Corp.            Common Stock  676346109      5947         498200              Sole                        205600    292600
Oneida Ltd.            Common Stock  682505102      6000         309700              Sole                        130900    178800
Precision Drilling
  Corp.                Common Stock  74022D100       691          20700              Sole                          9200     11500
Prison Realty
  Trust Inc.           Common Stock  74264N105        77          25225              Sole                          1000     24225
RWC Inc.               Common Stock  749904108       982          32611              Sole                          9500     23111
Republic Services Inc. Common Stock  760759100      8403         768300              Sole                        310100    458200
Reunion Industries     Common Stock                  131          55303              Sole                         55303
Rymer Foods Inc.       Common Stock  783771306        79         115000              Sole                        115000
Scientific Games       Common Stock  808747109      7458         452000              Sole                        208900    243100
Speedway Motorsports   Common Stock  847788106      4888         196000              Sole                         74400    121600
Sterling Commerce      Common Stock  859205106       238           5400              Sole                                    5400
Sterling Software      Common Stock  859547101      9615         293600              Sole                        108100    185500
Suiza Foods            Common Stock  865077101      7748         192500              Sole                         66000    126500
The Hockey Company     Common Stock  784414203      1083          67699              Sole                         67699
Tommy Hilfiger         Common Stock  G8915Z102      5665         390700              Sole                        160600    230100
Trans World Ent.       Common Stock  89336Q100      3095         309455              Sole                        132955    176500
US Leather Inc         Common Stock  912134103        46          45506              Sole                         45506
Velcro Industries      Common Stock  922571104      5156         463436              Sole                        217986    245450
Viad Corp.             Common Stock  92552R109      1155          50500              Sole                         14500     36000
Wild Oats Markets Inc. Common Stock  96808B107      3844         187500              Sole                         77000    110500
Ziff Davis Inc.        Common Stock  989511100      5420         346900              Sole                        134600    212300
Microcell Initial Wts.                               534           4000              Sole                          4000
1000th Concentric                                      0          84280              Sole                         84280
Clean Harbors 8% Pfd                                 397          26500              Sole                         26500
Concentric                           20589r305       312            294              Sole                           294























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